Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity Award Grant Practices

The MD&C Committee approves and grants annual equity awards at approximately the same time each year, in early January, with the planned structure of the long-term and short-term awards discussed during the committee’s regularly scheduled meeting the previous December. Outside the annual grant cycle, we may grant equity awards in connection with a new hire package, retention grant, or severance package.

All such awards are granted under a shareholder-approved plan, and any stock options (or similar awards) are granted at an exercise price at or above the closing price of the Company’s common stock on the date of grant. Equity awards, including stock options, are not granted in anticipation of the release of material non-public information, and the release of material non-public information is not timed based on stock option or other equity award grant dates.

During the last completed fiscal year, we did not award any stock options (or similar awards) to any named executive officer in the period beginning four business days before the filing of any Company periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any Company current report on Form 8-K, that discloses material nonpublic information (other than a current report on Form 8-K disclosing a material new option award grant under Item 5.02(e) of that form), and ending one business day after the filing or furnishing of such report.

Award Timing Method

All such awards are granted under a shareholder-approved plan, and any stock options (or similar awards) are granted at an exercise price at or above the closing price of the Company’s common stock on the date of grant. Equity awards, including stock options, are not granted in anticipation of the release of material non-public information, and the release of material non-public information is not timed based on stock option or other equity award grant dates.

During the last completed fiscal year, we did not award any stock options (or similar awards) to any named executive officer in the period beginning four business days before the filing of any Company periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any Company current report on Form 8-K, that discloses material nonpublic information (other than a current report on Form 8-K disclosing a material new option award grant under Item 5.02(e) of that form), and ending one business day after the filing or furnishing of such report.

Award Timing Predetermined	true
Award Timing, How MNPI Considered

The MD&C Committee approves and grants annual equity awards at approximately the same time each year, in early January, with the planned structure of the long-term and short-term awards discussed during the committee’s regularly scheduled meeting the previous December. Outside the annual grant cycle, we may grant equity awards in connection with a new hire package, retention grant, or severance package.

MNPI Disclosure Timed for Compensation Value	false